Accounts Payable And Other Liabilities - Schedule of Accounts Payable and other liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Other Payables [Abstract]
Accounts payable and accrued liabilities	$ 282,630	$ 98,493
VAT payable	18,792	18,757
Customer loyalty rewards	24,787	29,508
Employee benefits payable	57,143	39,050
Dormant funds	7,308	8,379
Accrued interest on Senior Notes	33,347
Total accounts payable and other current liabilities	424,007	$ 194,187	[1]
Long-term lease liability	2,088
Deferred contingent payment	77,628
Total long-term payables	$ 79,716

[1]	* Certain amounts were reclassified in the comparative period during the three months ended June 30, 2018. See note 2. See accompanying notes.